Note 10 - Loss Per Common Share	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Loss Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not
have a contractual obligation to share in the losses.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	the potential dilution that could occur if 2014 Warrants were exercised, to the extent that they are dilutive, using the treasury stock method,
•	the potential dilution that could occur if Series E Shares were converted (see Note 12 ), using the if-converted method weighted for the period the Series E Shares were outstanding, and

The components of the calculation of basic and diluted earnings per share for the periods ended
June 30, 2018
and
2019
are as follows:

	Six months ended June 30,
	2018	2019
Income:
Loss attributable to common shareholders	(6,624)	(628)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	-	(9,339)
Less: Dividend equivalents on Series E Shares related to redemption value	-	(4,223)
Less: Dividend of Series E Shares	-	(1,029)
Loss attributable to common shareholders	(6,624)	(15,219)

Loss per share:
Weighted average common shares outstanding, basic	781,027	1,313,102

Effect of dilutive securities:
2014 Warrants	-	-
Series E Shares	-	-
Weighted average common shares outstanding, diluted	781,027	1,313,102

Loss per share, basic and diluted	(8.48)	(11.59)

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise or conversion price could be less than the average market price of the common shares.

	Six months ended June 30,
	2018	2019
2014 Warrants	-	71,533
Series E Shares	-	1,135,488
Potentially dilutive securities	-	1,207,021